COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Commitments And Contingencies Tables
COMMITMENTS AND CONTINGENCIES	The future minimum lease payments through April 30, 2015 are as follows: Year ending December 31,:
2012	$7,800
2013	45,600
2014	45,600
2015	15,200
$114,200